Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of loss before income taxes are as follows:

	December 31, 2016	December 31, 2015	December 31, 2014
Domestic (UK)	$(17,956,167)	$(39,599,123)	$(332,663)
Foreign	(184,830)	(5,718,409)	(1,614,890)
Loss before income tax	$(18,140,997)	$(45,317,532)	$(1,947,553)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes relating to the Company’s operations are as follows:

	December 31, 2016	December 31, 2015	December 31, 2014
Current income taxes
Domestic (UK)	-	-	-
Foreign	-	-	-
Deferred income taxes	-	-	-
Domestic (UK)	-	-	-
Foreign	-	-	-
Income tax expense/recovery

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income taxes at the UK statutory rate compared to the Company’s income tax expenses as reported are as follows:

	December 31, 2016	December 31, 2015 (Revised)	December 31, 2014
Net loss before income tax	(18,140,997)	(45,317,532)	(1,947,553)
Statutory rate	20.00%	20.25%	21.50%
Expected income tax recovery	(3,628,199)	(9,176,800)	(418,724)
Impact on income tax expense/recovery from
Change in valuation allowance	1,336,161	7,447,002	572,139
Permanent differences – excess consideration	-	3,904,864	-
Permanent differences - liability related to options and warrants	(130,061)	(225,748)	-
Change of tax rate from prior year	80,986	15,596	-
Tax rate difference in foreign jurisdictions	2,341,113	(1,964,914)	(153,415)
Income tax expense	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company’s deferred tax assets and liabilities consist of the following:

	December 31, 2016	December 31, 2015 (Revised)
Deferred tax assets
Stock-based compensation	994,618	210,573
Stock option and warrant revaluation	1,525,594	3,181,481
Tax loss carry forward	13,370,548	11,162,545
Valuation allowance	(15,890,760)	(14,554,599)
Deferred tax assets/liabilities	-	-

Summary of Operating Loss Carryforwards [Table Text Block]
The Company’s operating loss carry forward of all jurisdictions expire according to the following schedule:

	Domestic	Foreign
2017	-	-
2018	-	-
2019	-	-
2020	-	-
2021	-	-
Beyond 2021	38,399,914	21,785,348
Total operating loss carry forwards	38,399,914	21,785,348